Provisions - Other Foreign Subsidiaries - Funding status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans	€ 1,567	€ (25)	€ (1,677)
Other Foreign Countries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	8,018	8,434	10,717
Charge to the participants	106	112	176
Fair value of plan assets	7,167	7,182	8,826
Provisions - Provisions for pensions	745	1,140	1,715
Internal provisions for pensions	1,478	1,694	2,129
Net assets for pensions	(64)	(83)	(116)
Unrecognised net assets for pensions	(669)	(471)	(298)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	34	35	32
Interest cost, net	62	72	101
Actuarial (gains)/losses recognised in the year	11	11	12
Past service cost	3	5	6
Pre-retirement cost	(24)	0	0
Other	(3)	(5)	(1)
Total defined benefit expenses (income) recognised in the consolidated income statements	83	118	150
Actuarial gains and losses on defined benefit pension plans	(193)	€ (105)	€ 641
Brazil
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	5,111
Charge to the participants	106
Fair value of plan assets	5,288
Provisions - Provisions for pensions	(283)
Internal provisions for pensions	432
Net assets for pensions	(46)
Unrecognised net assets for pensions	€ (669)